Subsequent Event - Summary of Share Capital Account (Detail) (USD $) In Thousands, except Share data, unless otherwise specified				0 Months Ended				0 Months Ended
	Mar. 31, 2014	Apr. 17, 2014 Subsequent Event [Member]	Mar. 31, 2014 Class A Subordinate Voting Shares [Member]	Apr. 17, 2014 Class A Subordinate Voting Shares [Member] Subsequent Event [Member]	Mar. 31, 2014 Class A Subordinate Voting Shares - Treasury Shares [Member]	Apr. 17, 2014 Class A Subordinate Voting Shares - Treasury Shares [Member] Subsequent Event [Member]	Mar. 31, 2014 Class B Shares [Member]	Apr. 17, 2014 Class B Shares [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Share outstanding, April 2014 Share Conversion				79,464,195				(79,464,195)
Share outstanding, April 17, 2014	121,225,968	121,225,968	42,172,275	121,636,470	(410,502)	(410,502)	79,464,195
Share amount, April 2014 Share Conversion				$ 238,407				$ (238,407)
Share amount, April 17, 2014	$ 694,041	$ 694,041	$ 456,474	$ 694,881	$ (840)	$ (840)	$ 238,407